Credit Facilities	12 Months Ended
Aug. 31, 2018
Credit Facilities [Abstract]
Credit Facilities
10	Credit Facilities

On October 25, 2017, the company modified certain credit facilities whereby existing lines of credit that provided advances up to CA$4,800,000 (US$3,677,000) and up to US$6,000,000 for operating purposes were cancelled and replaced with a credit facility of CA$28,929,000 (US$22,159,000) mainly for the acquisition of the remaining shares of Astellia under the public tender offer (note 3).

In addition, on December 21, 2017, the company cancelled and replaced this renewed credit facility (that provided advances up to CA$28,929,000 (US$22,159,000)), with new revolving credit facilities of up to CA$70,000,000 (US$53,620,000) and US$9,000,000. These modified credit facilities were used to finance a portion of the acquisition of Astellia's remaining shares and are used to finance working capital and for other general corporate purposes. The Canadian dollar revolving credit facility bears interest at the Canadian prime rate or LIBOR, plus a margin, and the US dollar revolving credit facility bears interest at the US prime rate or LIBOR plus a margin. These revolving credit facilities are secured by a movable mortgage over the universality of the company's Canadian movable assets, present and future, as well as over the universality of movable assets, present and future, of certain US and UK subsidiaries. The company is subject to covenants under this credit facility that were met as at August 31, 2018. As at August 31, 2018, an amount of $11,750,000 was drawn from these credit facilities for the bank loan of $10,692,000 and letters of guarantee of $1,058,000.

The company also has credit facilities of up to €2,150,000 (US$2,505,000) for which an amount of €583,000 (US$680,000) was drawn from these lines of credit for letters of guarantee. These credit facilities are unsecured and bear interest at the EURIBOR prime rate, plus a margin.

In addition, the company has lines of credit totaling $26,782,000 for the foreign currency risk exposure related to its US dollar – Canadian dollar forward exchange contracts (note 6). As at August 31, 2018, an amount of $3,150,000 was reserved from these lines of credit.

Finally, the company has a line of credit of INR 127,660,000 (US$1,800,000) for the foreign currency risk exposure related to its US dollar – Indian rupee forward exchange contracts (note 6). As at August 31, 2018, an amount of INR 26,879,000 (US$379,000) was reserved from this line of credit.